REVENUES BY PRODUCT (Details - Summary by product type) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue	$ 190,724	$ 206,717	$ 194,239
Gross Profit	7,029	12,877	12,245
Sale Of Sugar [Member]
Disaggregation of Revenue [Line Items]
Revenue	116,443	154,757	135,140
Gross Profit	3,333	9,686	8,286
Sale Of Rice [Member]
Disaggregation of Revenue [Line Items]
Revenue	26,440	34,200	35,064
Gross Profit	1,115	2,100	3,163
Sale Of Oils And Fats [Member]
Disaggregation of Revenue [Line Items]
Revenue	47,623	17,568	24,035
Gross Profit	2,558	1,079	796
Sale Of Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	218	192	0
Gross Profit	$ 23	$ 12	$ 0